Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use assets and lease liabilities [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities
	Office
Right-of-use assets	building	Total
At cost
As of January 1, 2022	594,436	594,436
Additions	-	-
Disposals	-	-
As of December 31, 2022	594,436	594,436
Additions	-	-
Remeasurement (revised lease term)	(246,413)	(246,413)
As of December 31, 2023	348,023	348,023

Accumulated depreciation
As of January 1, 2022	(29,722)	(29,722)
Charge for the year	(118,887)	(118,887)
Disposals	-	-
As of December 31, 2022	(148,609)	(148,609)
Charge for the year	(119,304)	(119,304)
Disposals	-	-
As of December 31, 2023	(267,913)	(267,913)

Net book value
As of December 31, 2022	445,827	445,827
As of December 31, 2023	80,110	80,110

Schedule of Low Value and Short-Term Lease Expenses
	December 31,	December 31,
Low value and short-term lease expenses	2023	2022
Expense related to short-term leases	6,600	6,001
Expense related to leases of low value assets		-
Total	6,600	6,001

Schedule of Lease Liabilities
	December 31,	December 31,
Lease liabilities	2023	2022
As of January 1	461,485	575,736
Additions	-	-
Interest expense	19,294	15,949
Repayment of lease liability	(134,707)	(130,200)
Remeasurement (revised lease term)	(246,413)	-
As of December 31	99,659	461,485

thereof non-current	-	343,629
thereof current	99,659	117,856

Schedule of Maturities of Lease Liabilities
	December 31,	December 31,
Maturities of lease liabilities	2023	2022
Year 1	101,030	130,200
Year 2	-	130,200
Year 3	-	130,200
Year 4	-	97,650
Year 5
Undiscounted lease payments	101,030	488,250
Less: unearned interest	(1,371)	(26,765)
Total	99,659	461,485